UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accrued Expenses And Other Current Liabilities	$ 25,932	$ 25,742
Accounts Payable, Current	11,338	8,701
Amounts Due To Related Parties	1,525	1,503
Contract with Customer, Liability, Current	$ 1,172	$ 889
Common Stock, Par or Stated Value Per Share	$ 0.00005	$ 0.00005
Class A Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share	$ 0.00005	$ 0.00005
Common Stock, Shares Authorized	1,700,000,000	1,700,000,000
Common Stock, Shares, Issued	161,790,700	160,055,640
Common Stock, Shares, Outstanding	161,790,700	160,055,640
Class B Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share	$ 0.00005	$ 0.00005
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	122,072,980	122,072,980
Common Stock, Shares, Outstanding	122,072,980	122,072,980
VIEs [Member]
Accrued Expenses And Other Current Liabilities	$ 11,196	$ 10,733
Accounts Payable, Current	3,749	3,543
Amounts Due To Related Parties	29	0
Contract with Customer, Liability, Current	$ 115	$ 215